Share capital and other components of equity (Warrants Outstanding) (Details) - ElectraMeccanica Vehicles Corp - $ / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share capital and other components of equity
Number of warrants issued (in shares)	874,788	5,395,481	5,598,256
Number of warrants exercisable	874,788
Exercise price of warrants or rights (in dollars per share)	$ 4.34	$ 4.28	$ 5.23
October 31, 2017
Share capital and other components of equity
Number of warrants issued (in shares)	125,000
Number of warrants exercisable	125,000
Exercise price of warrants or rights (in dollars per share)	$ 15
November 9, 2018
Share capital and other components of equity
Number of warrants issued (in shares)	749,788
Number of warrants exercisable	749,788
Exercise price of warrants or rights (in dollars per share)	$ 2.56